Equity (Details Textual) - USD ($)	1 Months Ended							6 Months Ended		12 Months Ended
	Nov. 30, 2016	Dec. 31, 2015	Dec. 30, 2015	May 31, 2015	Feb. 28, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 10, 2016	Sep. 30, 2015
Equity (Textual)
Common stock, shares issued								103,989,554		89,242,624	75,483,456
Preferred stock, shares authorized								4,000,000		4,000,000	4,000,000
Preferred stock, par value			$ 0.01					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued										1,000	0
Preferred stock, shares outstanding										1,000	0
Preferred stock, voting rights description			Shall be automatically redeemed by the Company at $0.10 per share on the first to occur of the following triggering events: (a) 90 days following the date on which this Certificate of Designation is filed with the Secretary of State of Nevada or (b) on the date that Mr. Thornton ceases, for any reason, to serve as officer, director or consultant of the Company.
Common stock, shares authorized								300,000,000		300,000,000	100,000,000
Common stock, shares outstanding								103,989,554		89,242,624	75,483,456
Common stock, voting rights description										More than 50
Common stock issued for services	$ 6,500,000		$ 219,167					$ 296,567		$ 511,099
Common stock issued for debt and accrued interest								1,240,470		861,518	$ 94,724
Common stock issued for exercise of warrants								2,906		25,000
Common stock issued for debt and accrued wages										1,032,937
Fair value of warrants issued for finance costs										567,761
Fair value of warrants issued for deferred finance cost										685,250
Fair value of warrants issued in connection with convertible notes										$ 19,183
Warrant exercise price										$ 0.15
Common stock shares authorized prior to amendment										200,000,000
Issuance of common stock, net of fees						$ 5,000	$ 15,510				94,490
Sale of stock description			"Super Voting Preferred Stock Series A" for $0.10 per share and the closing price of the Company's Common Stock was $0.08 per share, as reported on the Over-the-Counter Markets (OTCQB) on the date prior to the date the Board approved the transaction.
Consulting services								550,733
Subscription agreement [Member]
Equity (Textual)
Issuance of common stock, net of fees						$ 10,000	$ 84,490
Issuance of common stock, net of fees, Shares						300,000	1,538,462
Restricted Stock [Member]
Equity (Textual)
Common stock, shares issued												1,500,000
Restricted expenses								$ 300,000	$ 0
Restricted stock unvested			$ 0										$ 0
Restricted stock vested									0
Stock Option Plan [Member]
Equity (Textual)
Common stock, shares issued								5,000,000
Shares issued								3,324,149
Fair value of options exercised								$ 0	0
Stock options recorded								50,000	0
Stock compensation expense								1,320	$ 0
Unrecognized compensation								$ 3,710
May 2015 [Member]
Equity (Textual)
Issuance of common stock, net of fees				$ 31,500
Issuance of common stock, net of fees, Shares				300,000
May 2015 [Member]
Equity (Textual)
Issuance of common stock, net of fees				$ 45,000
Issuance of common stock, net of fees, Shares				447,984
Minimum [Member]
Equity (Textual)
Common stock, shares authorized		100,000,000							100,000,000	200,000,000
Warrant exercise price										$ 0.07
Minimum [Member] | Stock Option Plan [Member]
Equity (Textual)
Term of warrant								5 years
Maximum [Member]
Equity (Textual)
Common stock, shares authorized		200,000,000							200,000,000	300,000,000
Warrant exercise price										$ 0.10
Maximum [Member] | Stock Option Plan [Member]
Equity (Textual)
Term of warrant								10 years
Curt Thornton [Member]
Equity (Textual)
Preferred stock, par value		$ 0.10							$ 0.10
Preferred stock, shares issued		1,000							1,000
Series A preferred stock
Equity (Textual)
Preferred stock, shares authorized			1,000
Preferred stock, par value			$ 0.001
Preferred stock, shares issued		1,000							1,000	1,000
Preferred stock, shares outstanding		1,000							1,000	1,000
Preferred stock, voting rights description			Long as any shares of the Series A Preferred Stock remain issued and outstanding, the holders thereof, voting separately as a class, shall have the right to vote in an amount equal to 51% of the total vote (representing a majority voting power) effecting an increase in the authorized common stock of the Company. Such vote shall be determined by the holder(s) of the then issued and outstanding shares of Series A Preferred Stock. For example, if there are 10,000 shares of the Company's common stock issued and outstanding at the time of a shareholder vote, the holders of the Series A Preferred Stock, will have the right to vote an aggregate of 10,408 shares, out of a total number of 20,408 shares voting.
Sale of stock description		Super Voting Preferred Stock for $0.10 per share to Curt Thornton, President and Chief Executive Officer, and a director of the Company, as described in Note 13 Related Party Transactions.
Common Stock [Member]
Equity (Textual)
Common stock, voting rights description		More than 50								More than 50
Common stock issued for services								$ 2,577		$ 1,954
Common stock issued for services, shares								2,576,667		1,953,333
Common stock issued for debt and accrued interest								$ 12,170		$ 9,781	$ 3,445
Common stock issued for debt and accrued interest, shares								12,170,263		9,781,375	3,445,161
Common stock issued for exercise of warrants										$ 625
Common stock issued for and exercise of warrants, shares										625,000
Common stock issued for debt and accrued wages										$ 21,748
Issuance of common stock for warrants, shares										1,399,460
Issuance of common stock, net of fees					$ 12,985						$ 1,838
Issuance of common stock, net of fees, Shares					259,720						1,838,462
Common Stock [Member] | Minimum [Member]
Equity (Textual)
Preferred stock, shares authorized		100,000,000							100,000,000	200,000,000
Common Stock [Member] | Maximum [Member]
Equity (Textual)
Preferred stock, shares authorized		200,000,000							200,000,000	300,000,000
Warrant [Member]
Equity (Textual)
Warrants to purchase of common stock in connection with convertible notes										13,499,636	50,000
Warrants to purchase of common stock for professional fees										6,732,800
Fair value of warrants issued for deferred finance cost											$ 455,747
Warrants to purchase of common stock for non-cash interest fees										296,950
Warrant exercise price										$ 0.06	$ 0.15
Term of warrant										5 years	3 years
Issuance of common stock for warrants, shares											6,809,522
Warrant [Member] | Minimum [Member]
Equity (Textual)
Fair value of warrants issued for deferred finance cost											$ 2,139
Warrant exercise price										$ 0.06	$ 0.01
Term of warrant										3 years
Warrant [Member] | Maximum [Member]
Equity (Textual)
Warrant exercise price										$ 0.15	$ 0.20
Term of warrant										5 years
Shares to be Issued [Member]
Equity (Textual)
Common stock issued for services								$ (254,166)		$ 262,166
Common stock issued for debt and accrued interest
Issuance of common stock, net of fees
Shares to be Issued [Member] | Maximum [Member]
Equity (Textual)
Common stock issued for services										$ 262,166
Common stock issued for services, shares										1,249,997